Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Year-end spot rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Year-end spot rate [Member] | Hong Kong, Dollars
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.85	7.81	7.83
Year-end spot rate [Member] | Singapore, Dollars
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1.28
Year-end spot rate [Member] | Australia, Dollars
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1.54
Average rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Average rate [Member] | Hong Kong, Dollars
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.79	7.82	7.84
Average rate [Member] | Singapore, Dollars
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1.33
Average rate [Member] | Australia, Dollars
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1.54